Intangible Assets - Summary of Changes in Company's Intangible Assets (Parenthetical) (Detail) $ in Millions	Jan. 31, 2020 CAD ($)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Post-closing adjustments related to business combination	$ 0.8